DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS (Details) - USD ($)			3 Months Ended		4 Months Ended	6 Months Ended
	Dec. 07, 2020	Sep. 11, 2020	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Jun. 30, 2021
Subsidiary, Sale of Stock [Line Items]
Cash held outside of the Trust Account			$ 145,200		$ 1,667,600	$ 145,200
Net income (loss)			$ (2,660,294)	$ 16,083,886	(1,767,451)	13,423,592
Cash used in operating activities					(782,400)	(1,254,632)
Revenues					0	$ 0
Share price per share			$ 10.00			$ 10.00
Transaction costs	$ 19,126,250
Deferred underwriting fees	12,075,000		$ 12,075,000		12,075,000	$ 12,075,000
Other offering costs	151,250
Other offering costs reimbursed from underwriters	$ 450,000				$ 450,000
Threshold minimum aggregate fair market value as a percentage of the assets held in the Trust Account					80.00%	80.00%
Threshold percentage of outstanding voting securities of the target to be acquired by post-transaction company to complete business combination					50.00%	50.00%
Redemption of shares calculated based on business days prior to consummation of business combination (in days)					2 days	2 days
Minimum net tangible assets upon consummation of the Business Combination			$ 5,000,001		$ 5,000,001	$ 5,000,001
Threshold percentage of Public Shares subject to redemption without the Company's prior written consent					15.00%	15.00%
Obligation to redeem Public Shares if entity does not complete a Business Combination (as a percent)					100.00%	100.00%
Threshold business days for redemption of public shares					10 days	10 days
Maximum net interest to pay dissolution expenses					$ 100,000	$ 100,000
Deferred Offering Costs					19,126,250
Condition For Future Business Combination Number Of Businesses Minimum		one
Initial Public Offering
Subsidiary, Sale of Stock [Line Items]
Sale of units (in shares)	34,500,000					34,500,000
Share price per share	$ 10.00		$ 10.00			$ 10.00
Gross proceeds from sale of units	$ 345,000,000
Deferred underwriting fees	6,900,000		$ 6,900,000		6,900,000	$ 6,900,000
Other offering costs					$ 601,250
Sale of Stock, Transaction Costs	$ 345,000,000
Sale of share price unit	$ 10.00
Over-allotment
Subsidiary, Sale of Stock [Line Items]
Sale of units (in shares)	4,500,000					4,500,000
Private Placement
Subsidiary, Sale of Stock [Line Items]
Sale of units (in shares)	4,450,000				4,450,000
Share price per share	$ 2.00				$ 2.00
Gross proceeds from sale of units	$ 8,900,000				$ 8,900,000
Other offering costs					$ 151,250